Employee Cost - Summary of Fair Values for Warrant Grants (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2020 yr € / shares	Dec. 31, 2019 yr € / shares	Dec. 31, 2018 yr € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price	€ 137.57	€ 97.01	€ 54.43
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	52.00%	52.00%	53.00%
Risk-free interest rate	(0.93%)	(0.77%)	(0.23%)
Expected life of warrants (years) | yr	5.05	5.05	5.05
Fair value of warrants granted in the year	€ 48.43	€ 27.24	€ 17.90
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	55.00%	54.00%	57.00%
Risk-free interest rate	(0.32%)	(0.05%)	0.46%
Expected life of warrants (years) | yr	7.10	7.10	7.14
Fair value of warrants granted in the year	€ 75.77	€ 55.64	€ 31.81